Accrued Expenses And Other Liabilities	12 Months Ended
Sep. 30, 2019
Payables and Accruals [Abstract]
Accrued Expenses And Other Liabilities
7.	ACCRUED EXPENSES AND OTHER LIABILITIES

Accrued expenses and other liabilities are presented as current liabilities as they are expected to be paid within 12 months. Accrued expenses and other liabilities consisted of the following:

	As of September 30,
(In thousands)	2019	2018
Employee-related liabilities	$17,202	$11,119
Professional fees	14,160	9,885
Construction in progress	903	2,098
Warranty	2,543	1,944
Contingent consideration	1,303	1,900
Freight	4,158	1,658
Marketing	2,026	1,184
Capital lease	721	648
Other	4,887	2,260

	$47,903	$32,696